UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski, President
3375 Westpark #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Church Capital Fund
Schedule of Investments
December 31, 2017

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		12.12%
	Sonrise Baptist Church of Clovis (c) (d) (e) (i)
749,288	7.50%, 06/01/2020		$ 655,103
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		100,333
128,000	7.30%, 09/18/2030		114,522
143,000	7.30%, 03/18/2032		124,353
	The United Pentecostal Church of Modesto, Inc. (c) (d) (i)
11,016	7.50%, 11/21/2020		4,077
23,684	7.50%, 05/21/2021		8,740
23,684	7.50%, 11/21/2021		8,730
24,786	7.50%, 05/21/2022		9,087
28,091	7.60%, 11/21/2023		10,377
29,192	7.60%, 05/21/2024		10,743
30,294	7.60%, 11/21/2024		11,157
30,845	7.60%, 05/21/2025		11,372
32,497	7.60%, 11/21/2025		11,991
34,150	7.60%, 05/21/2026		12,533
36,353	7.60%, 05/21/2027		13,265
38,005	7.60%, 11/21/2027		13,872
39,107	7.60%, 05/21/2028		14,278
40,208	7.60%, 11/21/2028		14,684
47,369	7.60%, 11/21/2030		17,313
49,021	7.60%, 05/21/2031		17,922
50,674	7.60%, 11/21/2031		18,526
52,877	7.60%, 05/21/2032		19,337
54,529	7.60%, 11/21/2032		19,947
56,732	7.60%, 05/21/2033		20,566

61,690	7.60%, 05/21/2034		22,362
63,342	7.60%, 11/21/2034		22,961
	Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991	8.40%, 10/15/2020		17,161
17,557	8.40%, 04/15/2021		17,733
18,124	8.40%, 10/15/2021		18,305
19,257	8.40%, 04/15/2022		19,430
19,823	8.40%, 10/15/2022		20,021
20,389	8.40%, 04/15/2023		20,628
21,522	8.40%, 10/15/2023		21,802
22,655	8.40%, 04/15/2024		22,865
23,221	8.40%, 10/15/2024		23,458
24,354	8.40%, 04/15/2025		24,622
25,487	8.40%, 10/15/2025		25,787
26,619	8.40%, 04/15/2026		26,795
27,186	8.40%, 10/15/2026		27,379
28,885	8.40%, 04/15/2027		28,920
30,018	8.40%, 10/15/2027		30,060
31,150	8.40%, 04/15/2028		31,200
32,283	8.40%, 10/15/2028		32,341
33,982	8.40%, 04/15/2029		34,050
35,115	8.40%, 10/15/2029		35,192
36,814	8.40%, 04/15/2030		36,902
38,513	8.40%, 10/15/2030		38,609
39,646	8.40%, 04/15/2031		39,753
41,911	8.40%, 10/15/2031		42,033
43,044	8.40%, 04/15/2032		43,173
45,310	8.40%, 10/15/2032		45,455
47,009	8.40%, 04/15/2033		46,764
49,274	8.40%, 10/15/2033		49,018
50,973	8.40%, 04/15/2034		50,708
39,080	8.40%, 10/15/2034		38,876
Florida		14.80%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,409,817	2.00%, 06/01/2027		637,237
	Bethel Baptist Institutional Church, Inc. (e) (i)
251,757	0.00%, 01/01/2022 (f)		25
1,631,955	3.50%, 01/01/2022		985,211
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		49,050
59,000	7.60%, 09/17/2034		51,383
60,000	7.60%, 03/17/2035		51,852
63,000	7.60%, 09/17/2035		54,136
65,000	7.60%, 03/17/2036		55,406

68,000	7.60%, 09/17/2036		57,562
70,000	7.60%, 03/17/2037		58,863
73,000	7.60%, 09/17/2037		61,335
76,000	7.60%, 03/17/2038		63,445
79,000	7.60%, 09/17/2038		65,396
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
141,296	7.25%, 11/5/2019		99,458
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852	5.25%, 7/01/2036		334,906
	Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054	4.00%, 11/15/2022		81,573
Georgia		6.89%
	Bible Baptist Church of Newnan, Inc. (c) (d) (i)
32,000	7.60%, 03/01/2015		637
33,000	7.70%, 09/01/2015		657
39,000	7.80%, 03/01/2018		776
11,000	7.80%, 09/01/2018		220
45,000	7.80%, 09/01/2019		909
46,000	7.80%, 03/01/2020		929
48,000	7.80%, 09/01/2020		970
50,000	7.80%, 03/01/2021		1,005
56,000	7.90%, 09/01/2022		1,126
50,000	7.90%, 03/01/2023		1,005
38,000	7.90%, 03/01/2034		752
89,000	7.90%, 09/01/2035		1,780
159,000	7.90%, 03/01/2036		3,148
64,000	7.90%, 09/01/2036		1,280
51,000	8.00%, 09/01/2021		1,030
54,000	8.00%, 03/01/2022		1,085
	Victory Baptist Church of Loganville, Inc.
69,000	7.90%, 07/15/2030		65,060
74,000	7.90%, 07/15/2031		68,731
81,000	7.90%, 07/15/2032		74,123
87,000	7.90%, 07/15/2033		78,970
90,000	7.90%, 01/15/2034		81,369
95,000	7.90%, 07/15/2034		85,491
98,000	7.90%, 01/15/2035		87,543
101,000	7.90%, 07/15/2035		89,728
106,000	7.90%, 01/15/2036		93,471
110,000	7.90%, 07/15/2036		96,481
115,000	7.90%, 01/15/2037		100,740
119,000	7.90%, 07/15/2037		103,292
123,000	7.90%, 01/15/2038		106,284
129,000	7.90%, 07/15/2038		111,069

Illinois		1.26%
	First Baptist Church of Melrose Park (c) (d) (i)
19,843	7.80%, 06/12/2019		8,461
20,976	7.80%, 12/12/2019		8,959
20,976	7.80%, 06/12/2020		8,967
22,677	7.80%, 12/12/2020		9,660
23,244	7.80%, 06/12/2021		9,874
23,811	7.80%, 12/12/2021		10,103
25,512	7.80%, 06/12/2022		10,763
28,347	7.90%, 12/12/2023		12,053
28,913	7.90%, 06/12/2024		12,248
30,614	7.90%, 12/12/2024		12,977
31,748	7.90%, 06/12/2025		13,471
24,378	7.90%, 06/12/2030		10,253
48,756	7.90%, 12/12/2030		20,507
13,606	7.90%, 12/12/2033		5,678
63,496	7.90%, 06/12/2034		26,497
66,331	7.90%, 12/12/2034		27,680
25,512	8.00%, 12/12/2022		10,820
27,213	8.00%, 06/12/2023		11,554
Indiana		3.93%
	Madison Park Church of God, Inc. (e ) (i)
1,694,802	3.50%, 01/01/2033		719,613
Louisiana		3.65%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		96,635
15,000	7.90%, 10/20/2031		13,856
91,000	7.90%, 04/20/2032		83,902
121,000	7.90%, 10/20/2032		110,255
126,000	7.90%, 04/20/2033		114,736
136,000	7.90%, 04/20/2034		122,713
141,000	7.90%, 10/20/2034		126,266
Maryland		0.19%
	Ark of Safety Christian Church, Inc. (c) (d) (e) (i)
46,508	8.00%, 05/15/2027		35,174
Massachusetts		1.53%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		81,871
114,000	7.30%, 08/20/2033		97,652
118,000	7.30%, 02/20/2034		100,619
North Carolina		0.09%
	Accumulated Resources of Kindred Spirits (c) (d) (i)
60,726	7.75%, 12/01/2009		15,704
Rhode Island		4.17%

	The Cathedral of Life Christian Assembly (c) (d) (i)
11,000	7.50%, 08/15/2017		6,994
23,000	7.50%, 08/15/2020		14,771
23,000	7.50%, 02/15/2021		14,771
25,000	7.50%, 08/15/2021		16,055
25,000	7.50%, 02/15/2022		15,980
35,000	7.60%, 08/15/2026		22,418
37,000	7.60%, 02/15/2027		23,558
39,000	7.60%, 08/15/2027		24,835
40,000	7.60%, 02/15/2028		25,480
41,000	7.60%, 08/15/2028		26,121
43,000	7.60%, 02/15/2029		27,404
45,000	7.60%, 08/15/2029		28,683
46,000	7.60%, 02/15/2030		29,325
48,000	7.60%, 08/15/2030		30,605
50,000	7.60%, 02/15/2031		31,890
52,000	7.60%, 08/15/2031		33,171
53,000	7.60%, 02/15/2032		33,814
58,000	7.60%, 02/15/2033		36,685
60,000	7.60%, 08/15/2033		37,950
62,000	7.60%, 02/15/2034		39,215
65,000	7.60%, 08/15/2034		41,113
67,000	7.60%, 02/15/2035		42,378
70,000	7.60%, 08/15/2035		44,275
62,000	7.60%, 08/15/2036		39,215
58,000	7.60%, 02/15/2037		36,685
7,000	7.60%, 08/15/2037		4,428
26,000	8.00%, 08/15/2022		16,697
28,000	8.00%, 02/15/2023		17,982
Tennessee		3.35%
	Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000	8.40%, 07/18/2021		13,285
39,000	8.40%, 10/18/2021		13,646
40,000	8.40%, 01/18/2022		13,960
41,000	8.40%, 04/18/2022		14,317
41,000	8.40%, 07/18/2022		14,330
42,000	8.40%, 10/18/2022		14,687
44,000	8.40%, 01/18/2023		15,400
44,000	8.40%, 04/18/2023		15,409
45,000	8.40%, 07/18/2023		15,768
46,000	8.40%, 10/18/2023		16,128
47,000	8.40%, 01/18/2024		16,412
47,000	8.40%, 04/18/2024		16,417
34,000	8.40%, 07/18/2024		11,883

50,000	8.40%, 10/18/2024		17,480
51,000	8.40%, 01/18/2025		17,840
52,000	8.40%, 04/18/2025		18,195
54,000	8.40%, 10/18/2025		18,911
56,000	8.40%, 01/18/2026		19,505
56,000	8.40%, 04/18/2026		19,510
58,000	8.40%, 10/18/2026		20,219
60,000	8.40%, 01/18/2027		20,790
35,000	8.40%, 10/18/2028		12,135
30,000	8.40%, 01/18/2029		10,404
52,000	8.40%, 04/18/2029		18,034
20,000	8.40%, 07/18/2029		6,938
75,000	8.40%, 10/18/2029		26,018
77,000	8.40%, 01/18/2030		26,711
78,000	8.40%, 04/18/2030		27,058
81,000	8.40%, 07/18/2030		28,107
81,000	8.40%, 10/18/2030		28,107
21,000	8.40%, 04/18/2031		7,287
38,000	8.40%, 07/18/2031		13,190
88,000	8.40%, 10/18/2031		30,545
100,000	8.40%, 04/18/2033		34,430
Washington		2.06%
	Cascade Christian Center of Skagit Valley (e) (i)
539,553	5.00%, 10/20/2020		376,500
Total Church Mortgage Bonds (Cost $17,380,402)		54.04%	9,885,262

CHURCH MORTGAGE LOANS (b)

California		2.46%
	Mount Olive Missionary Baptist Church of Fresno (e) (i)
848,750	3.50%, 09/1/2023		450,177
Georgia		3.35%
	God First Breakthrough Ministries, Inc. (e) (i)
982,136	3.50%, 03/01/2020		612,165
Nevada		1.26%
	Iglesia Christiana Verbo De Dios, Inc. (e) (i)
265,667	0.00%, 04/01/2018		230,360
Texas		3.30%
	Pleasant Grove Baptist Church (e) (i)
785,398	7.50%, 07/01/2023		603,735

Total Church Mortgage Loans (Cost $2,881,951)		10.37%	1,896,437

Exchange Traded Funds (h)

17,500	Pimco 1-3 Yr US Treasury Index		879,900
35,000	Powershares Senior Loan Portfolio		806,400

Total Exchange Traded Funds (Cost $1,695,895)		9.22%	1,686,300

SHORT TERM INVESTMENTS		25.50%

Money Market Funds
4,664,271	Federated Gov't Obligations Fund-Inst'l Shares- 1.15% (g) (h) (Cost $4,664,271)		4,664,271

Total Investments - (Cost $21,958,248)		99.13%	18,132,270

ASSETS IN EXCESS OF LIABILITIES		0.87%	159,317

Net Assets		100.00%	$ 18,291,587

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Rate shown represents the 7 day effective yield as of December 31, 2017, is subject to change and resets daily.
(h) Mutual funds and exchange traded funds are priced at their NAV as of December31, 2017.
(i) Security is fair valued by management at December 31, 2017, See following Notes to Schedule of Investments.

As of December 31, 2017, the cost of investments were $27,759,151, the gross unrealized appreciation on investments were $2,928 and the gross unrealized depreciation on investments were $8,527,363, for a net unrealized depreciation of $8,524,435 for federal income tax purposes.

CHURCH CAPITAL FUND

Notes to Schedule of Investments
December 31, 2017 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in church securities are generally considered to be illiquid due to the limited, if any, secondary market for these securities. In the absence of such secondary market, the Fund values investments in church securities on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such church securities using a pricing service when such prices are believed to reflect fair value. Church securities with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s management no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed by the independent pricing service using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s’ management has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Fund's management maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Fund has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Fund that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Fund, under these circumstances, could determine an adjustment to the matrix price.   The relevant inputs that the Fund could consider in establishing the fair value include, but have not been limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral
- the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Fund's management has taken an Income Approach to the valuation of the securities.  The relevant inputs that the Fund's management could consider in using the Income Approach to determine a fair value include, but have not been limited to:

- any current independent appraisal values of the property securing the bonds and mortgages
- any current listing price or related data
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure
- broker opinion of values of the property securing the church securities

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in a property value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome..  In determining the fair value of Church Securities, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the bond or mortgage.  For Church Securities that have been restructured, the Fund has valued such bonds or mortgages under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, in which case the Market Approach may be utilized.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations if held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in money market funds and exchange traded funds (ETF) are generally priced at the respective money market fund's or ETF's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for money market funds and ETF's

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2017:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	31-Dec-17
Church Mortgage Bonds	$ -	$ -	$ 9,885,262	$ 9,885,262
Church Mortgage Loans	-	-	1,896,437	1,896,437
Exchange Traded Funds	1,686,300			1,686,300
Short Term Investments	4,664,271	-	-	4,664,271
	$6,350,571.00	$ -	$ 11,781,699	$ 18,132,270

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2017.

See the Schedule of Investments for state classification of church securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Church Mortgage Bonds	Church Mortgage Loans	Total
	Balance as of 10/1/2017	$9,532,235	$1,954,834	$11,487,069

Accrued Accretion/(Amortization)	0	-	-
Unrealized Appreciation/(Depreciation)	620,966	-30,719	590,247
Realized Gain/(Loss)	-268	-	-268
Gross Sales and Paydowns	-267,671	-27,678	-295,349
Gross Restructures	0	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 12/31/2017	$9,885,262	$1,896,437	$11,781,699

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date: March 1, 2018

By /s/ Carla Homer

Carla Homer

Secretary

Date: March 1, 2018